PAINEWEBBER OFFERS A FAMILY OF 29 MUTUAL
FUNDS WHICH ENCOMPASS A DIVERSIFIED
RANGE OF INVESTMENT GOALS. INVESTORS
MAY EXCHANGE THEIR FUND SHARES WITH
OTHER FUNDS WITHIN THE FAMILY.

PAINEWEBBER AND MITCHELL HUTCHINS/KIDDER, PEABODY MUTUAL FUNDS

INCOME FUNDS

 . MH/KP ADJUSTABLE RATE GOVERNMENT FUND

 . MH/KP GLOBAL FIXED INCOME FUND

 . MH/KP GOVERNMENT INCOME FUND

 . MH/KP INTERMEDIATE FIXED INCOME FUND
                                                         MITCHELL HUTCHINS/
 . PW GLOBAL INCOME FUND                                  KIDDER, PEABODY
                                                         EQUITY INCOME
 . PW HIGH INCOME FUND                                    FUND, INC.

 . PW INVESTMENT GRADE INCOME FUND

 . PW SHORT-TERM U.S. GOVERNMENT INCOME FUND

 . PW STRATEGIC INCOME FUND

 . PW U.S. GOVERNMENT INCOME FUND

TAX-FREE INCOME FUNDS

 . MH/KP MUNICIPAL BOND FUND

 . PW CALIFORNIA TAX-FREE INCOME FUND

 . PW MUNICIPAL HIGH INCOME FUND

 . PW NATIONAL TAX-FREE INCOME FUND

 . PW NEW YORK TAX-FREE INCOME FUND

GROWTH FUNDS

 . MH/KP EMERGING MARKETS EQUITY FUND

 . MH/KP SMALL CAP GROWTH FUND

 . PW CAPITAL APPRECIATION FUND

 . PW GLOBAL EQUITY FUND

 . PW GROWTH FUND

 . PW REGIONAL FINANCIAL GROWTH FUND

 . PW SMALL CAP VALUE FUND

GROWTH AND INCOME FUNDS

 . MH/KP ASSET ALLOCATION FUND

 . MH/KP EQUITY INCOME FUND

 . PW BALANCED FUND

 . PW GROWTH AND INCOME FUND

 . PW GLOBAL ENERGY FUND
                                                   SEMI-ANNUAL REPORT
 . PW UTILITY INCOME FUND
                                                   July 31, 1995
PAINEWEBBER MONEY MARKET FUND

(C)1995 PaineWebber Incorporated

[RECYCLED LOGO] Printed on
                Recycled Paper

                   This page intentionally left blank.

--------------------------------------------------------------------------------

                                                              September 15, 1995

Dear Shareholder,

    During the six months ended July 31, 1995, the pace of U.S. economic growth appeared to have slowed in response to the Federal Reserve Board's repeated increases in the benchmark Federal Funds rate, the rate banks charge each other for overnight borrowing. After seven short-term interest rate hikes between February 1994 and February 1995, the Federal Reserve Board increased the Federal Funds rate to 6.0%, and effectively doubled short-term interest rates in twelve months. However, on July 6, 1995, the Federal Reserve cut the benchmark Federal Funds rate by 0.25%. This decrease, the first in nearly three years, signals that the Federal Reserve Board believes that inflationary pressures have eased enough to accommodate an adjustment in monetary conditions from restrictive toward neutral.

ECONOMIC OVERVIEW

    News concerning the economy during the six months ended July 31, 1995 was dominated by debate over whether inflation was still a threat, discussions about the dismal performance of the dollar and details of efforts in Washington to implement a plan to balance the budget. Interest rates trended downward, as the perception that the Federal Reserve would win its battle with inflation and that the next policy action would be to lower short-term interest rates became widespread. Employment reports indicated a slowing economy, with consumer spending declining significantly from 1994 and consumer credit reports showing high ratios of installment debt to disposable income. Side effects of higher interest rates lingered, however. Markets for new and existing homes were sluggish until the close of the six-month period, despite historically attractive mortgage rates. Although the U.S. economy appears to have been flat in the second quarter, the second half of 1995 should show signs of some economic recovery, albeit with anemic growth. Despite some slowing in the pace of economic growth, corporate profits continued to exhibit strength.

PORTFOLIO REVIEW

    During the six months ended July 31, 1995, both fixed income and equity markets rallied strongly. The drop in the U.S. dollar and the submerging of many "emerging" markets created a renewed interest in domestic, large-cap equities during the first half of 1995, pushing the popular Dow Jones Industrial Average and Standard & Poor's 500 indices to a long string of new highs. The Fund's total return for the six months ended July 31, 1995, without deducting sales charges, was 20.38% for Class A shares, 20.08% for Class B shares and 20.65% for Class C shares. The Fund's total return for this period, after deducting the maximum applicable sales charges, was 15.33% for Class A shares, 20.08% for Class B shares and 20.65% for Class C shares. In comparison, the S&P 500 Index returned 21.03% for the six months ended July 31, 1995. Please keep in mind that the index is unmanaged and does not reflect the deduction of management fees and fund costs.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Fund performance during the six months reflected the broadly diversified nature of the Fund's portfolio, as well as its combination of growth and value factors. Mitchell Hutchins' Yield Enhanced Investment Strategy (Y.E.S.) has been utilized in the Fund's investment approach. The portfolio is designed so that its orientation toward dividend yield, as an indicator of relative value, will not hinder or limit its performance in an up equity market. Y.E.S. has the goal of capturing the price appreciation of the market while simultaneously generating above-market dividend income. The portfolio is constructed so that dividend yield is significantly higher than the market, while other portfolio characteristics and industry weightings are roughly in line with their market exposures. This alignment attempts to control the risk that the portfolio will deviate from the equity markets' performance, while enhanced dividend yield produces both cash flow and is intended to generate higher performance over time.

    The board of directors of the Fund has approved a Plan of Reorganization and Termination ("Reorganization") for submission to the Fund's shareholders, at a special meeting scheduled to be held on October 6, 1995. If the proposed Reorganization is approved and implemented, all of the Fund's assets will be acquired and its liabilities assumed by Paine Webber Growth and Income Fund ("Growth and Income Fund") in a tax-free reorganization. As a result of the Reorganization, the two funds' assets would be combined and each Fund shareholder would, on the closing date of the transaction, receive a number of full and fractional shares of the corresponding Class of shares of Growth and Income Fund having an aggregate value equal to the value of the shareholder's holdings in the Fund. Mark Tincher, Chief Investment Officer--Equity Investments at Mitchell Hutchins Asset Management Inc., is responsible for the day-to-day portfolio management of Growth and Income Fund.

    We value you as a shareholder and as a client, and thank you for your continued support. We welcome any comments or questions you may have.

Sincerely,

/s/ FRANK P.L. MINARD                        /s/ T. KIRKHAM BARNEBY

FRANK P.L. MINARD                            T. KIRKHAM BARNEBY
Chairman,                                    Chief Investment Officer of
Mitchell Hutchins Asset Management Inc.      Quantitative Services,
                                             Mitchell Hutchins Asset
                                             Management Inc.

--------------------------------------------------------------------------------

Mitchell Hutchins/Kidder, Peabody Equity Income Fund, Inc.
--------------------------------------------------------------------------------

RECENT PERFORMANCE RESULTS (UNAUDITED)

                                                     NET ASSET VALUE                     TOTAL RETURN(1)
                                             --------------------------------    --------------------------------
                                                                                   12 MONTHS          6 MONTHS
                                             07/31/95    01/31/95    07/31/94    ENDED 07/31/95    ENDED 07/31/95
-----------------------------------------------------------------------------------------------------------------
Class A Shares                                $22.33      $18.72      $23.29          22.39%            20.38%
-----------------------------------------------------------------------------------------------------------------
Class B Shares                                 22.19       18.61       23.17          21.85             20.08
-----------------------------------------------------------------------------------------------------------------
Class C Shares                                 22.32       18.71       23.27          23.09             20.65
-----------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                        NET ASSET VALUE
                      --------------------     CAPITAL GAINS                                   TOTAL
PERIOD COVERED        BEGINNING     ENDING      DISTRIBUTED      DIVIDENDS PAID(2)           RETURN(1)
------------------------------------------------------------------------------------------------------------
11/22/85-12/31/95      $ 15.00      $15.42         --                 --                        2.80%
------------------------------------------------------------------------------------------------------------
1986                     15.42      17.49          --                 $ 0.450                  16.40
------------------------------------------------------------------------------------------------------------
1987                     17.49      16.79         $ 0.920               0.478                   3.86
------------------------------------------------------------------------------------------------------------
1988                     16.79      16.35          --                   0.617                   1.11
------------------------------------------------------------------------------------------------------------
1989                     16.35      20.49          --                   0.550                  28.94
------------------------------------------------------------------------------------------------------------
1990                     20.49      20.31          --                   0.570                   1.96
------------------------------------------------------------------------------------------------------------
1991                     20.31      29.24          --                   0.354                  46.00
------------------------------------------------------------------------------------------------------------
1992                     29.24      27.92          --                   0.477                  -2.85
------------------------------------------------------------------------------------------------------------
1993                     27.92      24.61           3.272               0.482                   1.73
------------------------------------------------------------------------------------------------------------
1994                     24.61      18.42           4.348               0.651                  -4.75
------------------------------------------------------------------------------------------------------------
01/01/95-07/31/95        18.42      22.33           0.014               0.181                  22.34
------------------------------------------------------------------------------------------------------------
                                    Total:        $ 8.554             $ 4.810
------------------------------------------------------------------------------------------------------------
                                                             Cumulative Total Return as of 07/31/95: 177.71%
------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                        NET ASSET VALUE
                      --------------------     CAPITAL GAINS                                   TOTAL
PERIOD COVERED        BEGINNING     ENDING      DISTRIBUTED      DIVIDENDS PAID(2)           RETURN(1)
------------------------------------------------------------------------------------------------------------
06/14/93-12/31/93      $ 27.42      $24.53        $ 3.272             $ 0.243                   2.39%
------------------------------------------------------------------------------------------------------------
1994                     24.53      18.32           4.348               0.555                  -5.24
------------------------------------------------------------------------------------------------------------
01/01/95-07/31/95        18.32      22.19           0.014               0.136                  21.98
------------------------------------------------------------------------------------------------------------
                                    Total:        $ 7.634             $ 0.934
------------------------------------------------------------------------------------------------------------
                                                              Cumulative Total Return as of 07/31/95: 18.36%
------------------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS C SHARES

                        NET ASSET VALUE
                      --------------------     CAPITAL GAINS                                   TOTAL
PERIOD COVERED        BEGINNING     ENDING      DISTRIBUTED      DIVIDENDS PAID(2)           RETURN(1)
------------------------------------------------------------------------------------------------------------
06/14/93-12/31/93      $ 27.42      $24.58        $ 3.272             $ 0.337                   2.92%
------------------------------------------------------------------------------------------------------------
1994                     24.58      18.39           4.348               0.770                  -4.27
------------------------------------------------------------------------------------------------------------
01/01/95-07/31/95        18.39      22.32           0.014               0.225                  22.75
------------------------------------------------------------------------------------------------------------
                                    Total:        $ 7.634             $ 1.332
------------------------------------------------------------------------------------------------------------
                                                              Cumulative Total Return as of 07/31/95: 20.93%
------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL RETURN

                                                 % RETURN WITHOUT DEDUCTING           % RETURN AFTER DEDUCTING
                                                   MAXIMUM SALES CHARGES                MAXIMUM SALES CHARGES
                                               ------------------------------      -------------------------------
                                                           CLASS                                CLASS
                                               ------------------------------      -------------------------------
                                                 A*         B**         C***         A*         B**         C***
------------------------------------------------------------------------------------------------------------------
Twelve Months Ended 6/30/95                     21.94%      21.39%      22.63%      16.46%      21.39%      22.63%
------------------------------------------------------------------------------------------------------------------
Five Years Ended 6/30/95                         9.69%        N/A         N/A        8.68%      N/A        N/A
------------------------------------------------------------------------------------------------------------------
Commencement of Operations Through
 6/30/95+                                       10.91%       7.25%       8.32%      10.38%       7.25%       8.32%
------------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date, and do not include sales charges; results for Class A would be lower if sales charges were included.

(2) Certain distributions may contain short-term capital gains.

 * Class A shares bear ongoing 12b-1 distribution and service fees. Effective July 3, 1995, the Board of Directors voted to reduce the maximum sales charge for Class A shares to 4.50% from 5.75% of the public offering price. This reduction is reflected in the above returns.
 ** Class B shares are sold without initial or contingent deferred sales charges, but bear ongoing 12b-1 distribution and service fees.
*** Class C shares are sold without initial or contingent deferred sales charges and are available exclusively to certain eligible participants.
 + Commencement of operations was November 22, 1985, June 14, 1993 and June 14,
   1993 for Class A, Class B and Class C shares, respectively.
--------------------------------------------------------------------------------

Mitchell Hutchins/Kidder, Peabody Equity Income Fund, Inc.
--------------------------------------------------------------------------------
Portfolio of Investments

July 31, 1995 (unaudited)
--------------------------------------------------------------------------------
COMMON STOCKS--99.02%
--------------------------------------------------------------------------------

NUMBER OF
  SHARES                                                                                 VALUE
----------                                                                            -----------
AEROSPACE--0.93%
     3,500  Boeing Co...............................................................  $   234,500
     2,934  Lockheed Martin Corp....................................................      184,475
     2,700  Northrop Grumman........................................................      153,900
                                                                                      -----------
                                                                                          572,875
                                                                                      -----------
AGRICULTURE/FOOD--3.31%
     3,300  General Mills Inc. .....................................................      172,425
     5,900  Heinz (HJ) & Co. .......................................................      255,912
    18,800  Phillip Morris Companies Inc. ..........................................    1,346,550
     2,700  Quaker Oats Co. ........................................................       93,825
     1,200  Unilever NV-N...........................................................      158,100
                                                                                      -----------
                                                                                        2,026,812
                                                                                      -----------
AIR TRANSPORT--0.11%
     6,800  US Air Group, Inc.*.....................................................       64,600
                                                                                      -----------
ALUMINUM--0.25%
     2,700  Aluminum Company of America.............................................      153,562
                                                                                      -----------
BANKS--6.14%
     8,800  Banc One Corp. .........................................................      279,400
     4,400  Bank America Corp. .....................................................      237,600
    10,600  Bankers Trust NY Corp. .................................................      683,700
     3,100  Chase Manhattan Corp. ..................................................      166,238
     4,100  Chemical Banking Corp. .................................................      211,662
     1,800  Citicorp................................................................      112,275
     4,500  Corestates Financial Corp. .............................................      164,250
       800  First Interstate Bancorp................................................       68,900
     3,200  First Union Corp. ......................................................      156,400
     3,500  Fleet Financial Group...................................................      124,688
     6,600  Keycorp New.............................................................      211,200
     8,800  Mellon Bank Corp. ......................................................      353,100
     4,600  J.P. Morgan & Co., Inc. ................................................      336,375
     4,000  National City Corp. ....................................................      122,500
     2,500  Nationsbank Corp. ......................................................      140,313
    15,900  PNC Bank Corp. .........................................................      391,538
                                                                                      -----------
                                                                                        3,760,139
                                                                                      -----------
BEVERAGES--2.87%
    19,000  Coca-Cola Co. ..........................................................    1,251,625
    10,800  Pepsico, Inc. ..........................................................      506,250
                                                                                      -----------
                                                                                        1,757,875
                                                                                      -----------
BUSINESS MACHINES--3.68%
     1,900  Apple Computer .........................................................       85,500
     4,000  Cisco Systems, Inc.*....................................................      222,500

Mitchell Hutchins/Kidder, Peabody Equity Income Fund, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

COMMON STOCKS--(continued)
--------------------------------------------------------------------------------

NUMBER OF
  SHARES                                                                                 VALUE
----------                                                                            -----------
BUSINESS MACHINES--(concluded)
     1,800  Digital Equipment Corp.*................................................  $    69,075
     8,000  Hewlett Packard Co. ....................................................      623,000
     7,700  International Business Machines.........................................      838,338
     2,400  Pitney Bowes, Inc. .....................................................       96,300
     2,700  Xerox Corp. ............................................................      321,637
                                                                                      -----------
                                                                                        2,256,350
                                                                                      -----------
CHEMICALS--5.27%
    10,900  Arco Chemical Corp. ....................................................      523,200
     5,800  Crompton & Knowles Corp. ...............................................       87,725
     9,850  Dow Chemical Co. .......................................................      730,131
    10,500  E.I. Du Pont de Nemours & Co. ..........................................      703,500
     4,100  Englehard Corp. ........................................................      124,538
    22,500  Ethyl Corp. ............................................................      244,688
     2,900  B.F. Goodrich Co. ......................................................      157,325
     1,900  Monsanto Co. ...........................................................      176,938
     5,100  Olin Corp. .............................................................      295,163
     4,100  PPG Industries, Inc. ...................................................      187,575
                                                                                      -----------
                                                                                        3,230,783
                                                                                      -----------
CONSUMER DURABLES--0.22%
     2,200  Black & Decker Corp. ...................................................       69,575
     2,500  Masco Corp. ............................................................       65,000
                                                                                      -----------
                                                                                          134,575
                                                                                      -----------
COSMETICS--1.49%
     3,200  Avon Products Inc. .....................................................      217,600
    10,100  Procter & Gamble Co. ...................................................      695,637
                                                                                      -----------
                                                                                          913,237
                                                                                      -----------
DOMESTIC PETROLEUM--1.25%
     6,100  Atlantic Richfield Co. .................................................      703,025
     1,800  Philips Petroleum Co. ..................................................       63,675
                                                                                      -----------
                                                                                          766,700
                                                                                      -----------
DRUGS/MEDICINE--9.40%
    11,900  Abbott Labs.............................................................      476,000
     9,200  American Home Products..................................................      726,800
    16,200  Bristol Myer Squibb Co. ................................................    1,121,850
    10,600  Johnson & Johnson.......................................................      760,550
     5,500  Lilly (Eli) & Co. ......................................................      430,375
    19,700  Merck & Co., Inc. ......................................................    1,017,013
     8,600  Pfizer Inc. ............................................................      434,300
     3,400  Schering Plough.........................................................      158,100
     6,500  Upjohn Co. .............................................................      250,250
     4,600  Warner Lambert Co. .....................................................      386,400
                                                                                      -----------
                                                                                        5,761,638
                                                                                      -----------

Mitchell Hutchins/Kidder, Peabody Equity Income Fund, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

COMMON STOCKS--(continued)
--------------------------------------------------------------------------------

NUMBER OF
  SHARES                                                                                 VALUE
----------                                                                            -----------
ELECTRONICS--4.97%
     1,400  Altera Corp.*...........................................................  $    78,312
     5,200  AMP, Inc. ..............................................................      224,250
       950  Andrew Corp.*...........................................................       56,406
    13,300  Intel Corp. ............................................................      864,500
     2,100  LSI Logic Corp. ........................................................       98,175
     5,300  Micron Technology, Inc. ................................................      331,250
     8,900  Motorola, Inc. .........................................................      681,963
     3,300  Northern Telecom Ltd. ..................................................      124,163
     3,600  Rockwell International Corp. ...........................................      164,250
     1,400  Stratacom, Inc. ........................................................       75,950
     1,500  Tencor Instruments*.....................................................       66,000
     1,850  Texas Instruments, Inc. ................................................      289,062
                                                                                      -----------
                                                                                        3,054,281
                                                                                      -----------
HEALTH (NONDRUGS)/HEALTHCARE--1.21%
    14,650  Baxter International Inc. ..............................................      545,712
     6,200  U.S. Healthcare, Inc....................................................      196,075
                                                                                      -----------
                                                                                          741,787
                                                                                      -----------
INTERNATIONAL OIL--4.77%
     6,600  Chevron Corp. ..........................................................      325,875
    22,500  Exxon Corp..............................................................    1,631,250
     5,700  Mobil Corp..............................................................      557,175
     6,100  Texaco, Inc.............................................................      405,650
                                                                                      -----------
                                                                                        2,919,950
                                                                                      -----------
IRON & STEEL--0.21%
       900  Carpenter Technology Corp. .............................................       66,375
     1,800  USX US Steel Group, Inc.................................................       59,625
                                                                                      -----------
                                                                                          126,000
                                                                                      -----------
LIFE INSURANCE--0.41%
     6,900  American General Corp. .................................................      250,987
                                                                                      -----------
LIQUOR--0.11%
     1,200  Anheuser Busch Companies, Inc...........................................       66,750
                                                                                      -----------
MEDIA--0.72%
     6,900  Comsat Corp.............................................................      159,562
     3,300  Walt Disney & Co........................................................      193,462
     1,700  Viacom, Inc.*...........................................................       86,275
                                                                                      -----------
                                                                                          439,299
                                                                                      -----------
MISCELLANEOUS FINANCE--2.12%
     9,800  American Express Co.....................................................      377,300
     5,000  Beneficial Corp. .......................................................      236,875
     1,400  Federal Home Loan Mortgage Corp.........................................       91,700
     2,900  Household International, Inc............................................      152,250

Mitchell Hutchins/Kidder, Peabody Equity Income Fund, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

COMMON STOCKS--(continued)
--------------------------------------------------------------------------------

NUMBER OF
  SHARES                                                                                 VALUE
----------                                                                            -----------
MISCELLANEOUS FINANCE--(concluded)
     3,800  MBNA Corp...............................................................  $   136,325
     2,100  Merrill Lynch & Co., Inc................................................      116,550
     2,300  Student Loan Marketing Assoc. ..........................................      123,912
     1,300  Travelers Group, Inc. ..................................................       61,587
                                                                                      -----------
                                                                                        1,296,499
                                                                                      -----------
MOTOR VEHICLE--2.83%
     8,100  Chrysler Corp. .........................................................      394,875
     2,900  DANA Corp...............................................................       85,550
    21,100  Ford Motors Co..........................................................      609,262
     8,700  General Motors Corp.....................................................      424,125
     5,200  Honeywell, Inc. ........................................................      222,950
                                                                                      -----------
                                                                                        1,736,762
                                                                                      -----------
MORTGAGE FINANCE--0.66%
     4,300  Federal National Mortgage Assoc. .......................................      402,587
                                                                                      -----------
OIL REFINERIES/DISTRIBUTORS--2.64%
     6,700  Amoco Corp. ............................................................      450,575
     9,200  Royal Dutch Petroleum Co. ..............................................    1,168,400
                                                                                      -----------
                                                                                        1,618,975
                                                                                      -----------
OIL SERVICE--0.50%
     2,000  Halliburton Co. ........................................................       81,250
     3,400  Schlumberger Ltd. ......................................................      227,800
                                                                                      -----------
                                                                                          309,050
                                                                                      -----------
OTHER INSURANCE--1.46%
     7,000  Aetna Life & Casualty Co. ..............................................      433,125
     7,000  Hartford Steam Boiler Inspection........................................      311,519
    23,100  Reliance Group Holdings, Inc. ..........................................      150,150
                                                                                      -----------
                                                                                          894,794
                                                                                      -----------
PAPER--1.90%
     8,900  Federal Paper Board.....................................................      332,638
     1,800  Georgia Pacific Corp. ..................................................      155,250
     3,300  Kimberly Clark Corp. ...................................................      209,137
     2,300  Potlatch Corp. .........................................................       97,175
     7,900  Weyerhaeuser Co. .......................................................      369,325
                                                                                      -----------
                                                                                        1,163,525
                                                                                      -----------
PHOTO--0.68%
     7,200  Eastman Kodak Co. ......................................................      414,900
                                                                                      -----------
POLLUTION CONTROL--0.87%
     4,700  Browning Ferris Industries, Inc. .......................................      181,538
    11,200  WMX Technologies, Inc. .................................................      350,000
                                                                                      -----------
                                                                                          531,538
                                                                                      -----------

Mitchell Hutchins/Kidder, Peabody Equity Income Fund, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

COMMON STOCKS--(continued)
--------------------------------------------------------------------------------

NUMBER OF
  SHARES                                                                                 VALUE
----------                                                                            -----------
PRECIOUS METALS--0.11%
     2,600  Placer Dome, Inc. ......................................................  $    65,325
                                                                                      -----------
PRODUCERS' GOODS--7.78%
    15,700  American Brands, Inc. ..................................................      626,037
     1,500  Applied Materials, Inc.*................................................      155,250
     3,700  Catepillar, Inc. .......................................................      260,387
     6,400  Cooper Industries, Inc. ................................................      239,200
     2,750  Deere & Co. ............................................................      247,156
     8,600  Dresser Industries, Inc. ...............................................      197,800
     2,000  DSC Communications Corp.*...............................................      107,500
     1,700  Eaton Corp. ............................................................       94,988
     6,400  Emerson Electric Co. ...................................................      452,800
     3,600  Genuine Parts & Co. ....................................................      135,900
     2,600  Goulds Pumps, Inc. .....................................................       57,200
     5,600  Keystone International, Inc. ...........................................      117,600
    14,900  Minnesota Mining & Manufacturing Co. ...................................      843,712
     5,500  National Service Industries, Inc. ......................................      162,250
     3,700  Pall Corp. .............................................................       84,638
     3,900  Stanley Works...........................................................      154,538
     2,700  Tellabs, Inc.*..........................................................      120,150
     2,700  Tenneco, Inc. ..........................................................      133,650
     2,300  TRW, Inc. ..............................................................      171,637
     3,800  United Technologies Corp. ..............................................      319,200
       600  U.S. Robotics Corp.*....................................................       87,300
                                                                                      -----------
                                                                                        4,768,893
                                                                                      -----------
PUBLISHING--1.98%
     1,500  Gannett Co. ............................................................       82,125
    14,600  John H. Harland Co. ....................................................      323,025
     3,000  McGraw Hill Companies, Inc. ............................................      230,625
    13,400  Moore Corp. Ltd. .......................................................      294,800
     6,000  Readers Digest Association, Inc. .......................................      280,500
                                                                                      -----------
                                                                                        1,211,075
                                                                                      -----------
RAILROAD--1.02%
     1,200  Conrail, Inc. ..........................................................       74,100
     1,700  Illinois Central........................................................       67,150
     3,600  Norfolk Southern Corp...................................................      261,450
     3,400  Union Pacific Corp. ....................................................      221,425
                                                                                      -----------
                                                                                          624,125
                                                                                      -----------
RETAIL--5.02%
     1,500  Dayton Hudson Corp. ....................................................      113,438
     5,200  Fleming Companies, Inc. ................................................      137,150
     4,100  Limited, Inc. ..........................................................       84,050
     7,000  May Department Stores Co. ..............................................      303,625
    13,300  Melville Corp. .........................................................      478,800

Mitchell Hutchins/Kidder, Peabody Equity Income Fund, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

COMMON STOCKS--(continued)
--------------------------------------------------------------------------------

NUMBER OF
  SHARES                                                                                 VALUE
----------                                                                            -----------
RETAIL--(concluded)
    12,000  J.C. Penney, Inc. ......................................................  $   580,500
    11,600  Sears Roebuck & Co. ....................................................      378,450
    13,900  TUX Companies, Inc. ....................................................      203,287
    27,300  Wal Mart Stores, Inc. ..................................................      726,862
     1,200  Winn Dixie Stores, Inc. ................................................       68,550
                                                                                      -----------
                                                                                        3,074,712
                                                                                      -----------
SOAPS/HARDWARE--1.20%
     1,600  Clorox Co. .............................................................      105,000
     2,900  Colgate Palmolive Co. ..................................................      203,000
     2,800  Gillette Co. ...........................................................      122,500
     6,500  Tambrands, Inc. ........................................................      306,312
                                                                                      -----------
                                                                                          736,812
                                                                                      -----------
SERVICES (CONSUMER NON-CYCLICAL)--5.37%
     3,500  H&R Block Inc. .........................................................      131,250
     1,700  Computer Association International, Inc. ...............................      124,738
    16,800  De Luxe Corp. ..........................................................      539,700
    13,700  Dun & Bradstreet Corp. .................................................      770,625
     1,900  Informix Corp.*.........................................................       56,288
     2,400  Marsh & McLennan Companies..............................................      189,600
     7,200  Microsoft Corp.*........................................................      651,600
    27,500  Ogden Corp. ............................................................      615,313
     5,100  Oracle System Corp.*....................................................      213,563
                                                                                      -----------
                                                                                        3,292,677
                                                                                      -----------
TOBACCO--0.41%
     9,000  RJR Nabisco Holdings Corp...............................................      248,625
                                                                                      -----------
UTILITIES--ELECTRIC--5.63%
     6,000  American Electric Power, Inc. ..........................................      207,000
    10,500  Centenor Energy Corp. ..................................................      108,938
     2,300  Central & South West Corp. .............................................       58,650
    10,500  Consolidated Edison Company of N.Y. ....................................      304,500
     8,500  Entergy Corp. ..........................................................      201,875
     3,600  IES Industries, Inc. ...................................................       78,750
    13,377  Midamerican Energy Co. .................................................      193,967
    11,500  Minnesota Power & Lighting Co. .........................................      316,250
     6,100  Montana Power Co. ......................................................      131,150
     7,100  Northeast Utilities.....................................................      159,750
     5,700  Oklahoma Gas & Electric Co. ............................................      193,800
    16,800  Pacific Gas & Electric Co. .............................................      495,600
    10,800  Potomac Electric Power Co. .............................................      224,100
    20,600  Public Service Enterprise Group.........................................      571,650
    13,100  Washington Water Power Co. .............................................      203,050
                                                                                      -----------
                                                                                        3,449,030
                                                                                      -----------

Mitchell Hutchins/Kidder, Peabody Equity Income Fund, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

COMMON STOCKS--(concluded)
--------------------------------------------------------------------------------

NUMBER OF
  SHARES                                                                                 VALUE
----------                                                                            -----------
UTILITIES--GAS--1.23%
     4,000  Brooklyn Union Gas Co. .................................................  $    97,500
     3,400  Consolidated Natural Gas Co. ...........................................      127,500
     4,500  Eastern Enterprises.....................................................      136,125
     9,500  Pacific Enterprises.....................................................      229,188
     8,900  Washington Gas & Lighting Co. ..........................................      162,425
                                                                                      -----------
                                                                                          752,738
                                                                                      -----------
UTILITIES--TELEPHONE & TELEGRAPH--8.29%
     3,600  Alltel Corp. ...........................................................       94,950
     9,300  Ameritech Corp. ........................................................      449,887
    11,900  AT&T Corp. .............................................................      627,725
    12,900  Bell Atlantic Corp. ....................................................      738,525
     7,500  Bellsouth Corp. ........................................................      508,125
    32,700  GTE Corp. ..............................................................    1,160,850
    28,600  Pacific Telesis Group...................................................      807,950
     1,500  SEC Communications, Inc. ...............................................       72,188
    14,500  U.S. West, Inc. ........................................................      621,687
                                                                                      -----------
                                                                                        5,081,887
                                                                                      -----------
Total Common Stocks (cost--$53,622,386).............................................   60,672,729
                                                                                      -----------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENT--1.27%
--------------------------------------------------------------------------------

PRINCIPAL
  AMOUNT                                                              MATURITY   INTEREST
  (000)                                                                 DATE       RATE        VALUE
----------                                                            --------   --------   -----------
      $780  Repurchase Agreement dated 7/31/95; with State Street
             Bank & Trust Co., collateralized by $837,173 U.S.
             Treasury Bills, due 06/27/96 proceeds; $780,114
             (cost--$780,000).......................................  08/01/95     5.250%   $   780,000
                                                                                            -----------
Total Investments (cost--$54,402,386)--100.29%............................................   61,452,729
Liabilities in excess of other assets--(0.29)%............................................     (179,788)
                                                                                            -----------
Net Assets--100.00%.......................................................................  $61,272,941
                                                                                            -----------
                                                                                            -----------

------------
* Non-income producing

                 See accompanying notes to financial statements

Mitchell Hutchins/Kidder, Peabody Equity Income Fund, Inc.
--------------------------------------------------------------------------------
Statement of Assets and Liabilities
July 31, 1995 (unaudited)
--------------------------------------------------------------------------------

ASSETS
   Investments, at value (cost--$54,402,386)....................................   $61,452,729
   Cash.........................................................................         4,660
   Dividends and interest receivable............................................       140,087
   Receivable for fund shares sold..............................................        92,735
   Prepaid expenses.............................................................        67,361
                                                                                   -----------
      Total assets..............................................................    61,757,572
                                                                                   -----------

LIABILITIES
   Payable for fund shares repurchased..........................................       327,607
   Payable to affiliate.........................................................        62,225
   Accrued expenses.............................................................        94,799
                                                                                   -----------
      Total liabilities.........................................................       484,631
                                                                                   -----------

NET ASSETS
   Capital stock--$0.01 per value capital stock outstanding (500 million shares
     authorized)................................................................    49,341,010
   Undistributed net investment income..........................................       125,564
   Accumulated net realized gain from investment transactions...................     4,756,024
   Net unrealized appreciation of investments...................................     7,050,343
                                                                                   -----------
      Net assets................................................................   $61,272,941
                                                                                   -----------
                                                                                   -----------
CLASS A:
   Net assets...................................................................   $56,598,391
                                                                                   -----------
   Shares outstanding...........................................................     2,534,849
                                                                                   -----------
   Net asset value and redemption value per share...............................        $22.33
                                                                                   -----------
                                                                                   -----------
   Maximum offering price per share (net asset value plus sales charge of 4.50%
     of offering price).........................................................        $23.38
                                                                                   -----------
                                                                                   -----------
CLASS B:
   Net assets...................................................................   $ 1,634,020
                                                                                   -----------
   Shares outstanding...........................................................        73,636
                                                                                   -----------
   Net asset value, offering price and redemption value per share...............        $22.19
                                                                                   -----------
                                                                                   -----------
CLASS C:
   Net assets...................................................................   $ 3,040,530
                                                                                   -----------
   Shares outstanding...........................................................       136,234
                                                                                   -----------
   Net asset value, offering price and redemption value per share...............        $22.32
                                                                                   -----------
                                                                                   -----------

                See accompanying notes to financial statements.

Mitchell Hutchins/Kidder, Peabody Equity Income Fund, Inc.
--------------------------------------------------------------------------------
Statement of Operations
For the Six Months Ended July 31, 1995 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Dividends (net of foreign withholding taxes).................................   $   985,629
   Interest.....................................................................        78,510
                                                                                   -----------
                                                                                     1,064,139
                                                                                   -----------
EXPENSES:
   Investment advisory and administration.......................................       215,467
   Service and distribution fees-Class A........................................       141,540
   Service and distribution fees-Class B........................................         7,836
   Transfer agent...............................................................        39,310
   Custody and accounting.......................................................        26,773
   Legal and audit..............................................................        18,643
   Directors' fees and expenses.................................................        11,765
   Shareholders reports and notices to shareholders.............................        11,041
   Amortization of organization expenses........................................         9,377
   Federal and state registration fees..........................................         9,305
   Other........................................................................         6,421
                                                                                   -----------
                                                                                       497,478
                                                                                   -----------
NET INVESTMENT INCOME...........................................................       566,661
                                                                                   -----------

REALIZED AND UNREALIZED GAINS FROM INVESTMENT TRANSACTIONS:
   Net realized gains from investment transactions..............................     5,435,752
   Net change in unrealized appreciation/depreciation of investments............     5,531,955
                                                                                   -----------
NET REALIZED AND UNREALIZED GAINS FROM INVESTMENT TRANSACTIONS..................    10,967,707
                                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............................   $11,534,368
                                                                                   -----------
                                                                                   -----------

                See accompanying notes to financial statements.

Mitchell Hutchins/Kidder, Peabody Equity Income Fund, Inc.
--------------------------------------------------------------------------------

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                   For the
                                                               Six Months Ended        For the
                                                                July 31, 1995         Year Ended
                                                                 (unaudited)       January 31, 1995
                                                               ----------------    ----------------
FROM OPERATIONS:
   Net investment income....................................     $    566,661        $  1,445,313
   Net realized gains on investment transactions............        5,435,752           6,493,995
   Net change in unrealized appreciation/depreciation of
     investments............................................        5,531,955         (12,793,458)
                                                               ----------------    ----------------
   Net increase (decrease) in net assets resulting from
     operations.............................................       11,534,368          (4,854,150)
                                                               ----------------    ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income--Class A...........................         (484,190)         (1,273,666)
   Net investment income--Class B...........................           (9,943)            (23,235)
   Net investment income--Class C...........................          (34,695)            (96,548)
   Net realized short-term gains from investment
     transactions--Class A..................................               --            (752,109)
   Net realized short-term gains from investment
     transactions--Class B..................................               --             (21,139)
   Net realized short-term gains from investment
     transactions--Class C..................................               --             (44,998)
   Net realized long-term gains from investment
     transactions--Class A..................................          (36,910)        (11,891,520)
   Net realized long-term gains from investment
     transactions--Class B..................................           (1,025)           (334,223)
   Net realized long-term gains from investment
     transactions--Class C..................................           (2,002)           (711,465)
                                                               ----------------    ----------------
                                                                     (568,765)        (15,148,923)
                                                               ----------------    ----------------

FROM CAPITAL STOCK TRANSACTIONS:
   Net proceeds from the sale of shares.....................          957,677           3,018,313
   Cost of shares repurchased...............................      (14,232,319)        (44,211,046)
   Proceeds from dividends reinvested.......................          556,034          14,757,018
                                                               ----------------    ----------------
   Net decrease in net assets resulting from capital stock
     transactions...........................................      (12,718,608)        (26,435,715)
                                                               ----------------    ----------------
   Net decrease in net assets...............................       (1,753,005)        (46,438,788)
                                                               ----------------    ----------------

NET ASSETS:
   Beginning of period......................................       63,025,946         109,464,734
                                                               ----------------    ----------------
   End of period (including undistributed net investment
     income of $125,564 and $87,731, respectively)..........     $ 61,272,941        $ 63,025,946
                                                               ----------------    ----------------
                                                               ----------------    ----------------

                 See accompanying notes to financial statement.

Mitchell Hutchins/Kidder, Peabody Equity Income Fund, Inc.
--------------------------------------------------------------------------------

Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    Mitchell Hutchins/Kidder, Peabody Equity Income Fund, Inc. (formerly Kidder, Peabody Equity Income Fund, Inc.) (the "Fund") was organized under the laws of the state of Maryland on June 20, 1985 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company.

    Organizational Matters--On June 14, 1993 the Fund adopted the Choice Pricing SystemSM. Prior to June 14, 1993, the Fund issued only Class A shares; subsequent to that date the Fund issued Class A, Class B and Class C shares. Each class represents interests in the same assets of the Fund and the classes are identical except for differences in their sales charge structure and ongoing service and distribution charges. All classes of shares have equal rights as to voting privileges, except that each class has exclusive voting rights with respect to its distribution plan.

    Valuation of Investments--Securities listed on national securities exchanges are valued at the last sale price as of the close of business on the day the securities are being valued. Over-the-counter securities are valued on the basis of the last sale, if available, or if not, on the basis of the bid price at the close of business on each day, or, if market quotations for those securities are not readily available, at fair value, as determined in good faith by the Fund's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost.

    Investment Transactions and Investment Income--Investment transactions are recorded on trade date. Realized gains and losses on sale of investments are calculated using the identified cost method. Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date.

    Income, expenses (excluding class-specific expenses) and realized/unrealized gains (losses) are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

    Repurchase Agreements--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

    Federal Tax Status--The Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each

Mitchell Hutchins/Kidder, Peabody Equity Income Fund, Inc.
--------------------------------------------------------------------------------
Notes to Financial Statements--(continued)
--------------------------------------------------------------------------------

calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

    Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The Fund declares dividends on quarterly basis from net investment income. Net capital gains, if any, will be distributed at least annually, but the Fund may make more frequent distribution of such gains, if necessary, to avoid income or excise taxes. Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

INVESTMENT ADVISER AND ADMINISTRATOR

    The Fund's investment adviser and administrator receives compensation from the Fund accrued daily and paid monthly at an annual rate of 0.70% of the Fund's average daily net assets.

    At a special meeting of shareholders that took place on April 13, 1995, shareholders approved the appointment of Mitchell Hutchins as investment adviser and administrator of the Fund. The Fund pays the same fee for investment advisory and administrations services to Mitchell Hutchins as previously paid to Kidder Peabody Asset Management, Inc. ("KPAM"), as described in the Fund's prospectus. Mitchell Hutchins continues to manage the Fund in accordance with the Fund's investment objective, policies and restrictions as stated in the Prospectus. At July 31, 1995, the Fund owed fees to Mitchell Hutchins in the amount of $36,652 for investment advisory and administration fees.

    Investment advisory functions for the Fund were previously transferred from KPAM to Mitchell Hutchins on an interim basis as a result of an asset purchase transaction by and among Kidder, Peabody Group Inc., its parent General Electric and Paine Webber Group Inc. That period commenced February 13, 1995 and ended April 13, 1995.

    For the period ended July 31, 1995, the Fund did not pay brokerage commissions to PaineWebber Incorporated.

    In compliance with applicable state securities laws, Mitchell Hutchins will reimburse the Fund if and to the extent that the aggregate operating expenses in any fiscal year, exclusive of taxes, distribution fees, interest, brokerage fees and extraordinary expenses, exceed limitations imposed by various state regulations. Currently, the most restrictive limitation applicable to the Fund is 2.5% of the first $30 million of average daily net assets, 2.0% of the next $70 million and 1.5% of any excess over $100

Mitchell Hutchins/Kidder, Peabody Equity Income Fund, Inc.
--------------------------------------------------------------------------------
Notes to Financial Statements--(continued)
--------------------------------------------------------------------------------

million. For the period ended July 31, 1995, no reimbursements were required pursuant to the above limitation for the Fund.

DISTRIBUTION PLANS

    Mitchell Hutchins is the exclusive distributor of the Fund's shares. Under separate plans of distribution, Class A shares are sold subject to a front-end sales load and bear a distribution fee of 0.25% per annum and a service fee of 0.25% per annum of the lesser of (i) aggregate gross sales of the Class A shares since its inception (not including reinvestments of dividends or capital gains distributions), less aggregate redemptions since inception on which a contingent deferred sales charge has been paid or waived or (ii) the average daily net assets attributable to Class A shares. Class B shares are sold at net asset value without a sales load and bear a distribution fee of 0.75% per annum and a service fee of 0.25% per annum of average class net assets. The Fund pays Mitchell Hutchins monthly the service and distribution fees. At July 31, 1995, the Fund owed Mitchell Hutchins $25,573 in service and distribution fees. Mitchell Hutchins also receives the proceeds of any front-end sales loads with respect to the purchase of Class A shares. Mitchell Hutchins has informed the Fund that for the period ended July 31, 1995, it had received $25,106 in initial sales charge for Class A.

INVESTMENTS IN SECURITIES

    For federal income tax purposes, the cost of securities owned at July 31, 1995 was substantially the same as the cost of securities for financial statement purposes.

    At July 31, 1995, the components of the net unrealized appreciation of investments were as follows:

Gross appreciation (investments having an excess of value over
cost)..........................................................   $7,336,923
Gross depreciation (investments having an excess of cost over
value).........................................................      286,580
                                                                  ----------
Net unrealized appreciation of investments.....................   $7,050,343
                                                                  ----------
                                                                  ----------

    For the period ended July 31, 1995, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

Purchases.....................................................   $61,835,870
Sales.........................................................    72,931,579

Mitchell Hutchins/Kidder, Peabody Equity Income Fund, Inc.
--------------------------------------------------------------------------------

Notes to Financial Statements--(concluded)
--------------------------------------------------------------------------------

CAPITAL STOCK

    As of July 31, 1995 there were 500,000,000 shares, consisting of several classes, of $0.01 par value common stock authorized. Transactions in shares of common stock were as follows:

                                           CLASS A                CLASS B              CLASS C
                                   ------------------------  ------------------  --------------------
                                     SHARES       AMOUNT     SHARES    AMOUNT    SHARES     AMOUNT
                                   ----------  ------------  -------  ---------  -------  -----------
Six months ended July 31, 1995:
    Shares sold...................     20,932  $    436,627   12,361  $ 249,332   13,403  $   271,718
    Dividends reinvested in
      additional Fund shares......     23,975       509,380      508     10,767    1,695       35,887
    Shares repurchased............   (605,571)  (12,380,842) (26,368)  (525,105) (63,521)  (1,326,372)
                                   ----------  ------------  -------  ---------  -------  -----------
Net decrease......................   (560,664) $(11,434,835) (13,499) $(265,006) (48,423) $(1,018,767)
                                   ----------  ------------  -------  ---------  -------  -----------
                                   ----------  ------------  -------  ---------  -------  -----------
Year ended January 31, 1995:
    Shares sold...................     67,314  $  1,573,740   39,094  $ 910,526   22,907  $   534,047
    Dividends reinvested in
      additional Fund shares......    724,803    13,551,484   20,501    378,609   44,122      826,925
    Shares repurchased............ (1,820,254)  (41,334,216) (33,430)  (725,094) (96,272)  (2,151,736)
                                   ----------  ------------  -------  ---------  -------  -----------
Net increase (decrease)........... (1,028,137) $(26,208,992)  26,165  $ 564,041  (29,243) $  (790,764)
                                   ----------  ------------  -------  ---------  -------  -----------
                                   ----------  ------------  -------  ---------  -------  -----------

PROPOSED REORGANIZATION

    The Board of Directors of the Fund has approved a Plan of Reorganization and Termination (the "Reorganization") for submission to its shareholders at a special meeting to be held October 6, 1995. If the proposed Reorganization is approved and implemented, all the Fund's assets will be acquired and its liabilities assumed by PaineWebber Growth and Income Fund ("Growth and Income Fund") in a tax-free reorganization. As a result of the Reorganization, the two funds' assets would be combined and each Fund shareholder would, on the closing date of the transaction, receive a number of full and fractional shares of the corresponding Class of shares of Growth and Income Fund having an aggregate value equal to the value of the shareholder's holdings in the Fund. There can be no assurance that the Fund's shareholders will approve the Reorganization.

Mitchell Hutchins/Kidder, Peabody Equity Income Fund, Inc.
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

    Selected data for a share of common stock outstanding throughout each period is presented below:

                                                                  CLASS A
                          ---------------------------------------------------------------------------------------
                            SIX MONTH                   FIVE MONTH
                          PERIOD ENDED       YEAR         PERIOD
                            JULY 31,         ENDED         ENDED                YEARS ENDED AUGUST 31,
                              1995        JANUARY 31,   JANUARY 31,   -------------------------------------------
                           (UNAUDITED)       1995          1994         1993        1992        1991       1990
                          -------------   -----------   -----------   --------    --------    --------   --------
Net asset value,
 beginning of period....     $ 18.72        $ 24.89      $   28.23    $  27.16    $  25.71    $  19.53   $  20.10
                          -------------   -----------   -----------   --------    --------    --------   --------
Increase (decrease) from
 investment operations:
 Net investment
   income...............        0.20           0.40           0.13        0.55        0.40        0.41       0.64
 Net realized and
   unrealized gains
   (losses) from
   investment
   transactions.........        3.60          (1.57)          0.03        1.15        1.32        6.33      (0.68)
                          -------------   -----------   -----------   --------    --------    --------   --------
Net increase (decrease)
 from investment
 operations.............        3.80          (1.17)          0.16        1.70        1.72        6.74      (0.04)
                          -------------   -----------   -----------   --------    --------    --------   --------
Dividends and
 distributions from:
 Net investment
   income...............       (0.18)         (0.38)         (0.23)      (0.63)      (0.27)      (0.56)     (0.53)
 Net realized gains from
   investments..........       (0.01)         (4.62)         (3.27)      --          --          --         --
                          -------------   -----------   -----------   --------    --------    --------   --------
Total dividends and
  distributions.........       (0.19)         (5.00)         (3.50)      (0.63)      (0.27)      (0.56)     (0.53)
                          -------------   -----------   -----------   --------    --------    --------   --------
Net asset value, end of
  period................     $ 22.33        $ 18.72      $   24.89    $  28.23    $  27.16    $  25.71   $  19.53
                          -------------   -----------   -----------   --------    --------    --------   --------
                          -------------   -----------   -----------   --------    --------    --------   --------
Total investment
 return (1).............       20.38%         (4.29)%         0.81%       6.35%       6.68%      35.22%     (0.29)%
                          -------------   -----------   -----------   --------    --------    --------   --------
                          -------------   -----------   -----------   --------    --------    --------   --------
Ratios/Supplemental
 Data:
 Net assets, end of
   period (000's).......     $56,598        $57,950      $ 102,634    $126,387    $147,842    $103,722   $ 63,571
 Ratio of expenses to
   average net assets...        1.65%*         1.63%          1.65%*      1.35%       1.27%       1.37%      1.60%
 Ratio of net investment
   income to average net
   assets...............        1.83%*         1.72%          1.13%*      1.93%       1.58%       1.88%      3.19%
 Portfolio turnover.....         101%           179%            28%         67%         60%         67%       178%

------------
 * Annualized.

 + Commencement of offering of shares.

(1) Total investment return is calculated assuming a $1,000 investment in Fund shares on the first day of each period reported, reinvestment of all dividends and capital gain distributions at net asset value on the payable date, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results of Class A would be lower if sales charges were included. Total investment returns for periods of less than one year have not annualized.

--------------------------------------------------------------------------------

Financial Highlights--(concluded)
--------------------------------------------------------------------------------

                             CLASS B                                                               CLASS C
-----------------------------------------------------------------     --------------------------------------------------------------
 SIX MONTH                        FIVE MONTH          FOR THE          SIX MONTH                       FIVE MONTH      FOR THE
PERIOD ENDED                        PERIOD        PERIOD JUNE 14,     PERIOD ENDED                       PERIOD      PERIOD JUNE 14,
  JULY 31,        YEAR ENDED         ENDED           1993+ TO           JULY 31,       YEAR ENDED         ENDED        1993+ TO
    1995         JANUARY 31,      JANUARY 31,       AUGUST 31,            1995         JANUARY 31,     JANUARY 31,     AUGUST 31,
(UNAUDITED)          1995            1994              1993           (UNAUDITED)         1995            1994            1993
------------     ------------     -----------     ---------------     ------------     -----------     -----------   ---------------

     18.61
  $                $  24.79         $ 28.20           $ 27.42            $18.71          $ 24.87         $ 28.26        $ 27.42
------------     ------------     -----------          ------            ------        -----------     -----------       ------
      0.13             0.29            0.11              0.07              0.25             0.49            0.19           0.13
      3.60            (1.57)          (0.01)             0.71              3.59            (1.53)           0.03           0.71
------------     ------------     -----------          ------            ------        -----------     -----------       ------
      3.73            (1.28)           0.10              0.78              3.84            (1.04)           0.22           0.84
------------     ------------     -----------          ------            ------        -----------     -----------       ------

     (0.14)           (0.28)          (0.24)          --                  (0.22)           (0.50)          (0.34)        --

     (0.01)           (4.62)          (3.27)          --                  (0.01)           (4.62)          (3.27)        --
------------     ------------     -----------          ------            ------        -----------     -----------       ------

     (0.15)           (4.90)          (3.51)          --                  (0.23)           (5.12)          (3.61)        --
------------     ------------     -----------          ------            ------        -----------     -----------       ------
  $  22.19         $  18.61         $ 24.79           $ 28.20            $22.32          $ 18.71         $ 24.87        $ 28.26
------------     ------------     -----------          ------            ------        -----------     -----------       ------
------------     ------------     -----------          ------            ------        -----------     -----------       ------

     20.08%           (4.75)%          0.62%             2.85%            20.65%           (3.74)%          1.04%         3.06%
------------     ------------     -----------          ------            ------        -----------     -----------       ------
------------     ------------     -----------          ------            ------        -----------     -----------       ------

  $  1,634         $  1,622         $ 1,511           $   557            $3,041          $ 3,454         $ 5,319        $ 4,730

      2.15%*           2.13%           2.14%             1.94%             1.15%*           1.13%           1.15%         0.97%

      1.33%*           1.22%           0.64%             1.34%             2.35%*           2.22%           1.63%         2.31%
       101%             179%             28%               67%              101%             179%             28%           67%


Mitchell Hutchins/Kidder, Peabody Equity Income Fund, Inc.
--------------------------------------------------------------------------------
Shareholder Information
--------------------------------------------------------------------------------

A special meeting of shareholders of Mitchell Hutchins/Kidder, Peabody Equity Income Fund, Inc. ("Fund"), was held on April 13, 1995. At the meeting, David J. Beaubien, William W. Hewitt, Jr., Thomas R. Jordan, Frank P.L. Minard and Carl
W. Schafer were elected as directors to serve without limit in time, subject to resignation, retirement or removal. The selection of Deloitte & Touche LLP as the Fund's independent accountants was ratified.

The votes were as follows:

                                                         ALL SHARES VOTING AS A SINGLE
                                                                     CLASS
                                                        --------------------------------
                                                         SHARES             SHARES
                                                        VOTED FOR     WITHHOLD AUTHORITY
                                                        ---------     ------------------
David J. Beaubien....................................   1,677,275           120,604
William W. Hewitt, Jr................................   1,677,275           120,604
Thomas R. Jordan.....................................   1,677,275           120,604
Frank P.L. Minard....................................   1,677,275           120,604
Carl W. Schafer......................................   1,677,275           120,604

                                                 ALL SHARES VOTING AS A SINGLE CLASS
                                           ------------------------------------------------
                                            SHARES         SHARES              SHARES
                                           VOTED FOR    VOTED AGAINST    WITHHOLD AUTHORITY
                                           ---------    -------------    ------------------
Ratification of the selection of
  Deloitte & Touche LLP.................   1,660,186        23,358             114,336

    On July 20, 1995, the Board of Directors appointed Ernst & Young LLP as the Fund's independent auditors.

Mitchell Hutchins/Kidder, Peabody Equity Income Fund, Inc.
--------------------------------------------------------------------------------
Shareholder Information (concluded)
--------------------------------------------------------------------------------

    In addition the following agreements were approved for the Fund:

        (1) An interim investment advisory agreement between the Fund and Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins") containing substantially the same terms, conditions and fees as the previous investment advisory agreement with Kidder Peabody Asset Management, Inc. ("KPAM").

        The votes were as follows:

        ALL SHARES VOTING AS A SINGLE CLASS
---------------------------------------------------
   SHARES         SHARES              SHARES
  VOTED FOR    VOTED AGAINST    WITHHOLD AUTHORITY
-------------  -------------    -------------------
  1,664,176       21,228              112,265


        (2) A new investment advisory and administration agreement with Mitchell Hutchins containing the same fees and substantially similar terms and conditions as its previous investment advisory agreement with KPAM.

        The votes were as follows:

        ALL SHARES VOTING AS A SINGLE CLASS
---------------------------------------------------
   SHARES         SHARES              SHARES
  VOTED FOR    VOTED AGAINST    WITHHOLD AUTHORITY
-------------  -------------    -------------------
  1,652,299       22,085              123,284


    Broker non-votes and abstentions are included within the "Shares Withhold Authority" totals.

                                         ---------------------------------------
                                         DIRECTORS
                                         David J. Beaubien
                                         William W. Hewitt, Jr.
                                         Thomas R. Jordan
                                         Frank P.L. Minard
                                         Carl W. Schafer
                                         ---------------------------------------
                                         OFFICERS
                                         Margo N. Alexander
                                         President
                                         T. Kirkham Barneby
                                         Vice President
                                         Victoria E. Schonfeld
                                         Vice President
                                         Dianne E. O'Donnell
                                         Vice President and Secretary
                                         Julian F. Sluyters
                                         Vice President and Treasurer
                                         ---------------------------------------
                                         INVESTMENT ADVISER,
                                         ADMINISTRATOR AND
                                         DISTRIBUTOR
                                         Mitchell Hutchins Asset Management Inc.
                                         1285 Avenue of the Americas
                                         New York, New York 10019
                                         ---------------------------------------
                                         A Prospectus containing more complete
                                         information for any of the funds listed
                                         on the back cover can be obtained from
                                         a PaineWebber investment executive or
                                         correspondent firm. Read the prospectus
                                         carefully before investing.

                                         The financial information included
                                         herein is taken from the records of the
                                         Fund without examination by independent
                                         accountants who do not express an
                                         opinion thereon.

                                         This report is not to be used in
                                         connection with the offering of shares
                                         of the Fund unless accompanied or
                                         preceded by an effective prospectus.